UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number_811-04787

_Franklin New York Tax-Free Trust

(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _9/30

Date of reporting period: 3/31/15

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report and Shareholder Letter
March 31, 2015

Franklin New York Intermediate-Term Tax-Free Income Fund

A SERIES OF FRANKLIN NEW YORK TAX-FREE TRUST

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Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Focus on Investment Excellence

At the core of our firm, you’ll find multiple independent investment teams—each with a focused area of expertise—from traditional to alternative strategies and multi-asset solutions. And because our portfolio groups operate autonomously, their strategies can be combined to deliver true style and asset class diversification.

All of our investment teams share a common commitment to excellence grounded in rigorous, fundamental research and robust, disciplined risk management. Decade after decade, our consistent, research-driven processes have helped Franklin Templeton earn an impressive record of strong, long-term results.

Global Perspective Shaped by Local Expertise

In today’s complex and interconnected world, smart investing demands a global perspective. Franklin Templeton pioneered international investing over 60 years ago, and our expertise in emerging markets spans more than a quarter of a century. Today, our investment professionals are on the ground across the globe, spotting investment ideas and potential risks firsthand. These locally based teams bring in-depth understanding of local companies, economies and cultural nuances, and share their best thinking across our global research network.

Strength and Experience

Franklin Templeton is a global leader in asset management serving clients in over 150 countries.1 We run our business with the same prudence we apply to asset management, staying focused on delivering relevant investment solutions, strong long-term results and reliable, personal service. This approach, focused on putting clients first, has helped us to become one of the most trusted names in financial services.

1. As of 12/31/14. Clients are represented by the total number of shareholder accounts.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Contents

Shareholder Letter	1
Semiannual Report
Franklin New York Intermediate-Term
Tax-Free Income Fund	3
Performance Summary	7
Your Fund’s Expenses	10
Financial Highlights and
Statement of Investments	11
Financial Statements	20
Notes to Financial Statements	23
Shareholder Information	29

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Semiannual Report

Franklin New York Intermediate-Term Tax-Free Income Fund

We are pleased to bring you Franklin New York Intermediate-Term Tax-Free Income Fund’s semiannual for the period ended March 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal, New York state and New York City personal income taxes as is consistent with prudent investment management and preservation of shareholders’ capital by investing at least 80% of its total assets in securities that pay interest free from federal income taxes and New York state personal income taxes.1 As a non-fundamental policy, the Fund also normally invests at least 80% of its total assets in securities that pay interest free from the personal income taxes of New York City.1 The Fund maintains a dollar-weighted average portfolio maturity (the time at which the debt must be repaid) of three to 10 years, and only buys securities rated, at the time of purchase, in one of the top four rating categories by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

Credit Quality Breakdown*

3/31/15

% of Total
Ratings	Long-Term Investments
AAA	13.41%
AA	71.01%
A	12.54%
BBB	1.32%
Refunded	1.72%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA or Aaa (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents (defined as bonds with stated maturities, or redemption features, of seven days or less), as well as short-term bonds (defined as bonds maturing in more than seven days but less than one year), are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.74 on September 30, 2014, to $11.81 on March 31, 2015. The Fund’s Class A shares paid dividends totaling 15.90 cents per share for the same period.2 The Performance Summary beginning on page 7 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 2.63% based on an annualization of the 2.65 cent per share March dividend and the maximum offering price of $12.08 on March 31, 2015. An investor in the 2015 maximum combined effective federal and New York state and City personal income tax bracket of 51.07% (including 3.8% Medicare tax) would need to earn a distribution rate of 5.37% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions2

9/30/14–3/31/15

	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
October	2.65	2.11	2.75
November	2.65	2.11	2.75
December	2.65	2.09	2.74
January	2.65	2.09	2.74
February	2.65	2.09	2.74
March	2.65	2.06	2.73
Total	15.90	12.55	16.45

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 14.

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FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

State Update

New York’s mature and wealthy economy continued to grow during the six months under review, fueled by the presence of significant corporate headquarters and major industrial and commercial concerns across a broad range of employment sectors. However, the state remained vulnerable to economic disparities between the upstate and downstate areas and relied heavily on the shrinking financial services industry for personal income tax revenues, its major source of tax revenue. New York also lagged the nation in adding jobs in business and professional services. The state’s unemployment rate, which fell to 5.7% by period-end, was higher than the 5.5% national average.3

Nevertheless, New York’s financial position continued to strengthen during the reporting period. Revenue projections for fiscal year 2015 were revised upward, while spending was revised downward. The state also projected a fiscal year 2015 operating surplus, which reflected a positive economic climate, expenditure restraint and conservative revenue forecasting. Governor Andrew Cuomo proposed to deposit much of the surplus into New York’s rainy day reserves and to prepay part of fiscal year 2016 debt service costs. The increase in rainy day reserves, combined with monetary settlements from financial institutions, would result in a record general fund cash balance at the end of fiscal year 2015, providing significant financial flexibility to the state.

New York’s net tax-supported debt was 6.0% of personal income and $3,204 per capita, compared with the 2.6% and $1,054 national medians.4 During the period, independent credit rating agency Standard & Poor’s (S&P) reaffirmed its AA+ rating of New York’s general obligation debt with a stable outlook.5 The rating reflected S&P’s view of the state’s strong and diverse economy, higher income levels than the nation’s, a history of conservative budgeting, an established rainy day fund and a well-funded pension system. S&P also cited that although New York’s debt levels were moderately high, they were within the range of other states in the northeastern U.S., and the state followed solid debt and capital management policies. According to S&P, these positive factors were offset by the volatility of the state’s revenues, above-average reliance on financial sector revenue and growing postretirement liabilities. The stable outlook reflected what S&P considered as improved structural budgetary balance and financial reserves.

Municipal Bond Market Overview

Despite a 42% increase in total municipal bond issuance for the six months ended March 31, 2015, compared with the same period in 2014, municipal bond market performance remained strong as prices rose.6 The Barclays Municipal Bond Index, which tracks investment-grade municipal securities, generated a +2.40% total return for the period.7 In comparison, the Barclays U.S. Treasury Index posted a six-month total return of +3.60%.7 During the same period, the Barclays 10-Year Municipal Bond Index delivered a +2.66% total return.7

October 2014 marked the end of the Federal Reserve Board’s (Fed’s) bond buying program, which began in 2009. In sharp contrast to 2013 when the Fed changed the extent of its bond buying program, the Fed was consistent with tapering and ended the program during the reporting period, which seemed to reduce financial market volatility. Confidence in an orderly tapering led investors to purchase municipal securities through municipal bond mutual funds. According to the Investment Company Institute, municipal bond fund flows were positive for six consecutive months as of March.

Data released during the period under review suggested that economic activity grew at a moderate pace. The U.S. unemployment rate declined from 5.9% in September 2014 to 5.5% in March 2015, while inflation remained benign.3 Of the Fed’s two mandates, facilitating maximum employment and controlling inflation, the Fed has been more concerned with the former, seeking to foster greater economic growth. Although the Fed kept its target interest rate at 0%–0.25% during the past six months, Fed Chair Janet Yellen’s March policy statement removed the word “patience” in relation to raising the target rate. Despite removing this word, the Fed reaffirmed its commitment to keeping interest rates lower than what it views as normal. Bond market participants focused on the Fed’s commitment to maintain an accommodative policy, which drove Treasury prices higher. After the Fed’s announcement, the 30-year Treasury bond price rallied nearly two percent and the two-year Treasury note made its largest one-day gain since 2009.

3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, 2014 State Debt Medians: Appetite for Borrowing Remains Weak, 5/22/14.
5. This does not indicate S&P’s rating of the Fund.
6. Source: Thomson Reuters.
7. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

Prior to the beginning of the reporting period, Puerto Rico Governor Alejandro Garcia Padilla signed into law the Public Corporation Debt Enforcement and Recovery Act. By virtue of its status as a U.S. territory, Puerto Rico, as well as its public agencies, corporations and cities, is not currently eligible to file for bankruptcy under chapter 9 of the U.S. Bankruptcy Code. The governor’s stated intent for this law was to provide an organized, legal framework for Puerto Rico’s public corporations to restructure their debt should they become insolvent. With passage of the act, the market anticipated a significant likelihood that at least one of Puerto Rico’s public corporations would file for bankruptcy under the new act. Franklin Templeton Investments joined in a lawsuit filed in Puerto Rico challenging the constitutionality of the act. On February 6, 2015, a federal judge ruled that Puerto Rico’s Public Corporation Debt Enforcement and Recovery Act was unconstitutional. As expected, Puerto Rico appealed the ruling on February 10, 2015. The ruling led to price volatility among several Puerto Rico municipal bond issues. Generally, prices rose for those agencies covered by the restructuring act and fell for those not covered by the law.

The ruling also prompted independent credit rating agencies S&P, Moody’s Investors Service and Fitch Ratings to further lower Puerto Rico’s general obligation debt rating, which was already below investment grade. Correspondingly, ratings on several other Puerto Rico credits were cut. In an unrelated ratings action, Moody’s lowered the City of Chicago’s rating by one notch to Baa2. The rating agency cited budgetary pressures from the city’s underfunded public pensions as the main reason for the downgrade. Bonds issued by municipalities involved in such stories have often experienced price erosion in secondary trading, but the extent of price erosion and the contagion to related issues have been unpredictable. Fallout from such headlines during the reporting period was no exception.

In addition, Franklin Templeton is a member of a creditors committee made up of bondholders of the Puerto Rico Electric Power Authority (PREPA) with the goal of achieving a negotiated market-based, long-term solution to PREPA’s liquidity and structural issues.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income while seeking value in the municipal bond market.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Portfolio Breakdown

3/31/15

% of Total
Long-Term Investments*
Subject to Government Appropriations	23.0%
General Obligation	19.9%
Transportation	17.6%
Tax-Supported	14.2%
Higher Education	8.6%
Hospital & Health Care	6.0%
Utilities	5.6%
Other Revenue	3.1%
Refunded	1.7%
Housing	0.3%

*Does not include short-term investments and other net assets.

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FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

Manager’s Discussion

Consistent with our strategy, we typically look to construct a portfolio that maintains an average weighted maturity of three to 10 years. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders. The Fund did not own any securities issued by U.S. territories, such as Puerto Rico, during the period under review.

Thank you for your continued participation in Franklin New York Intermediate-Term Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

Performance Summary as of March 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	3/31/15	9/30/14		Change
A (FKNIX)	$11.81	$11.74	+$	0.07
C (FKNCX)	$11.85	$11.78	+$	0.07
Advisor (FNYZX)	$11.84	$11.77	+$	0.07

Distributions (10/1/14–3/31/15)
Dividend
Share Class	Income
A	$0.1590
C	$0.1255
Advisor	$0.1645

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FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Performance as of 3/31/15

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Class A: 2.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

		Cumulative		Average Annual	Total Annual
Share Class		Total Return[1]		Total Return[2]	Operating Expenses[3]
A					0.66%
6-Month	+	1.96%		-0.34%
1-Year	+	5.65%	+	3.31%
5-Year	+	24.62%	+	4.03%
10-Year	+	49.76%	+	3.89%
C					1.21%
6-Month	+	1.66%	+	0.66%
1-Year	+	5.15%	+	4.15%
5-Year	+	21.39%	+	3.95%
10-Year	+	42.00%	+	3.57%
Advisor[4]					0.56%
6-Month	+	2.00%	+	2.00%
1-Year	+	5.84%	+	5.84%
5-Year	+	25.29%	+	4.61%
10-Year	+	51.01%	+	4.21%

		Distribution		Taxable Equivalent	30	-Day	Taxable Equivalent
Share Class		Rate[5]		Distribution Rate[6]	Standardized Yield[7]		30-Day Standardized Yield[6]
A		2.63%		5.37%	1.19%		2.43%
C		2.09%		4.27%	0.64%		1.31%
Advisor		2.77%		5.66%	1.32%		2.70%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
4. Effective 12/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 12/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were
+40.45% and +5.51%.
5. Distribution rate is based on an annualization of the respective class’s March dividend and the maximum offering price (NAV for Classes C and Advisor) per share on
3/31/15.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/29/14 for the maximum combined effective federal and New York state and City personal income tax rate of 51.07%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
7. The 30-day standardized yield for the 30 days ended 3/31/15 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 10/1/14	Value 3/31/15	Period* 10/1/14–3/31/15
A
Actual	$1,000	$1,019.60	$3.32
Hypothetical (5% return before expenses)	$1,000	$1,021.64	$3.33
C
Actual	$1,000	$1,016.60	$6.08
Hypothetical (5% return before expenses)	$1,000	$1,018.90	$6.09
Advisor
Actual	$1,000	$1,020.00	$2.82
Hypothetical (5% return before expenses)	$1,000	$1,022.14	$2.82

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.66%; C: 1.21%; and Advisor: 0.56%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

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			FRANKLIN NEW YORK TAX-FREE TRUST

Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
	Six Months Ended
	March 31, 2015		Year Ended September 30,
	(unaudited)	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.74	$11.41	$11.96	$11.47	$11.46	$11.21
Income from investment operations[a]:
Net investment income[b]	0.16	0.33	0.33	0.34	0.36	0.37
Net realized and unrealized gains (losses)	0.07	0.33	(0.56)	0.50	0.01	0.25
Total from investment operations	0.23	0.66	(0.23)	0.84	0.37	0.62
Less distributions from net investment
income	(0.16)	(0.33)	(0.32)	(0.35)	(0.36)	(0.37)
Net asset value, end of period	$11.81	$11.74	$11.41	$11.96	$11.47	$11.46

Total return[c]	1.96%	5.88%	(1.99)%	7.39%	3.38%	5.71%

Ratios to average net assets[d]
Expenses	0.66%	0.66%	0.65%	0.66%	0.66%	0.68%
Net investment income	2.71%	2.87%	2.77%	2.93%	3.23%	3.31%

Supplemental data
Net assets, end of period (000’s)	$534,357	$522,201	$599,752	$619,530	$536,697	$541,101
Portfolio turnover rate	2.10%	8.88%	9.94%	4.90%	7.18%	5.09%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

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FRANKLIN NEW YORK TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Six Months Ended
	March 31, 2015		Year Ended September 30,
	(unaudited)	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.78	$11.44	$11.99	$11.50	$11.49	$11.23
Income from investment operations[a]:
Net investment income[b]	0.13	0.27	0.26	0.28	0.30	0.31
Net realized and unrealized gains (losses)	0.07	0.34	(0.56)	0.49	0.01	0.26
Total from investment operations	0.20	0.61	(0.30)	0.77	0.31	0.57
Less distributions from net investment
income	(0.13)	(0.27)	(0.25)	(0.28)	(0.30)	(0.31)
Net asset value, end of period	$11.85	$11.78	$11.44	$11.99	$11.50	$11.49

Total return[c]	1.66%	5.40%	(2.54)%	6.78%	2.81%	5.20%

Ratios to average net assets[d]
Expenses	1.21%	1.21%	1.20%	1.21%	1.21%	1.23%
Net investment income	2.16%	2.32%	2.22%	2.38%	2.68%	2.76%

Supplemental data
Net assets, end of period (000’s)	$160,861	$153,264	$151,209	$160,622	$120,975	$113,953
Portfolio turnover rate	2.10%	8.88%	9.94%	4.90%	7.18%	5.09%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

12 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

			FRANKLIN NEW YORK TAX-FREE TRUST
				FINANCIAL HIGHLIGHTS

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Six Months Ended
	March 31, 2015		Year Ended September 30,
	(unaudited)	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.77	$11.43	$11.99	$11.50	$11.48	$11.23
Income from investment operations[a]:
Net investment income[b]	0.17	0.34	0.34	0.36	0.37	0.38
Net realized and unrealized gains (losses)	0.06	0.34	(0.57)	0.49	0.02	0.25
Total from investment operations	0.23	0.68	(0.23)	0.85	0.39	0.63
Less distributions from net investment
income	(0.16)	(0.34)	(0.33)	(0.36)	(0.37)	(0.38)
Net asset value, end of period	$11.84	$11.77	$11.43	$11.99	$11.50	$11.48

Total return[c]	2.00%	6.07%	(1.97)%	7.48%	3.56%	5.80%

Ratios to average net assets[d]
Expenses	0.56%	0.56%	0.55%	0.56%	0.56%	0.58%
Net investment income	2.81%	2.97%	2.87%	3.03%	3.33%	3.41%

Supplemental data
Net assets, end of period (000’s)	$360,384	$313,114	$178,788	$170,270	$121,719	$78,799
Portfolio turnover rate	2.10%	8.88%	9.94%	4.90%	7.18%	5.09%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 13

FRANKLIN NEW YORK TAX-FREE TRUST

Statement of Investments, March 31, 2015 (unaudited)

Franklin New York Intermediate-Term Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 98.3%
New York 98.3%
Albany IDA Civic Facility Revenue, St. Peter’s Hospital Project, Series A, Pre-Refunded, 5.75%,
11/15/22	$4,090,000	$4,637,160
Allegany County GO, Public Improvement, Refunding, BAM Insured, 5.00%,
9/15/24	1,135,000	1,411,384
9/15/26	1,245,000	1,523,108
Brookhaven GO, Suffolk County, Public Improvement, Series B, 3.00%,
1/15/27	3,290,000	3,358,300
1/15/28	4,420,000	4,469,062
East Meadow Union Free School District GO, Nassau County, Refunding, 5.00%, 8/15/20	1,400,000	1,647,408
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project, Series A,
5.00%, 5/01/20	8,345,000	9,603,176
5.25%, 5/01/24	16,520,000	19,146,019
Erie County Water Authority Water Revenue, Refunding, 5.00%, 12/01/17	1,935,000	2,150,714
Harrison GO, Westchester County, Public Improvement, Refunding,
3.00%, 12/15/18	1,020,000	1,092,593
4.00%, 12/15/20	1,110,000	1,260,827
Islip Union Free School District GO, Suffolk County, Refunding, NATL Insured, 5.00%, 7/01/18	2,215,000	2,237,748
Long Island Power Authority Electric System Revenue, General,
Refunding, Series B, 5.00%, 9/01/26	5,000,000	5,749,500
Series A, NATL Insured, Pre-Refunded, 5.00%, 12/01/19	5,000,000	5,277,000
Madison County IDA Civic Facility Revenue, Morrisville State College Foundation, Student Housing
Project, Series A, CIFG Insured, 5.00%, 6/01/15	185,000	186,025
Monroe County GO, Public Improvement, Series A, Assured Guaranty,
4.50%, 6/01/20	2,855,000	3,173,561
4.75%, 6/01/23	2,860,000	3,199,167
Monroe County IDA School Facility Revenue, Rochester Schools Modernization Project, 5.00%,
5/01/26	5,000,000	5,949,350
5/01/29	1,175,000	1,402,868
5/01/29	9,645,000	11,222,343
Monroe County IDC Revenue, University of Rochester Project, Refunding, Series A, 5.00%,
7/01/25	5,445,000	6,534,109
7/01/27	6,220,000	7,366,719
MTA Dedicated Tax Fund Revenue, Refunding, Series A, zero cpn., 11/15/32	70,000,000	37,399,600
MTA Revenue, Transportation,
Series A, AGMC Insured, 5.50%, 11/15/22	8,765,000	10,943,190
Series A, AGMC Insured, 5.50%, 11/15/23	10,000,000	12,657,900
Series B, NATL Insured, 5.25%, 11/15/20	11,250,000	13,480,537
Series E, BAM Insured, 5.00%, 11/15/27	8,900,000	10,599,722
MTA Service Contract Revenue, Refunding, Series A,
5.50%, 7/01/15	5,000,000	5,063,600
5.75%, 7/01/18	1,310,000	1,506,775
Nassau County GO,
General Improvement, Series A, AGMC Insured, 4.25%, 4/01/26	10,540,000	11,438,535
General Improvement, Series C, 4.00%, 10/01/24	6,200,000	6,717,018
Series A, 4.25%, 12/01/23	5,615,000	6,226,698
Series B, 4.25%, 12/01/23	5,925,000	6,570,470
Series C, AGMC Insured, 5.00%, 7/01/17	4,000,000	4,371,960
New York City GO,
Fiscal 2006, Series C, NATL Insured, 5.00%, 8/01/16	375,000	380,906
Fiscal 2006, Series G, 5.00%, 8/01/15	325,000	330,083
Fiscal 2008, Refunding, Series A, Sub Series A-1, 5.00%, 8/01/17	500,000	548,645

14 | Semiannual Report	franklintempleton.com

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City GO, (continued)
Fiscal 2008, Series E, 5.00%, 8/01/19	$3,000,000	$3,304,290
Fiscal 2008, Series L, Sub Series L-1, 5.00%, 4/01/23	10,000,000	11,164,500
Fiscal 2012, Series D, Sub Series D-1, 5.00%, 10/01/24	5,000,000	5,971,950
Fiscal 2014, Refunding, Series K, 5.00%, 8/01/20	8,770,000	10,294,314
Fiscal 2015, Refunding, Series A, 5.00%, 8/01/26	10,000,000	12,103,600
Series C, NATL Insured, Pre-Refunded, 5.00%, 8/01/16	125,000	126,978
New York City HDC, MFHR, Series C-1, 5.00%, 11/01/24	2,810,000	3,100,779
New York City Health and Hospitals Corp. Revenue, Health System, Series A, 5.00%, 2/15/18	8,000,000	8,866,000
New York City IDAR, Capital Appreciation, Yankee Stadium Project, Pilot, Assured Guaranty, zero cpn.,
3/01/21	10,150,000	8,717,734
New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General
Resolution, Refunding,
Series DD, 5.00%, 6/15/23	6,000,000	7,348,560
Series DD, 5.00%, 6/15/29	7,790,000	9,261,609
Series EE, 5.00%, 6/15/28	8,000,000	9,402,240
Series FF, 5.00%, 6/15/22	6,800,000	8,225,824
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2007, Series S-1, NATL Insured, 5.00%, 7/15/18	550,000	594,396
Fiscal 2009, Series S-3, 5.00%, 1/15/22	11,865,000	13,513,404
Fiscal 2009, Series S-4, 5.00%, 1/15/20	1,000,000	1,140,120
Fiscal 2012, Series S-1, Sub Series S-1A, 5.00%, 7/15/26	9,020,000	10,727,306
New York City Transitional Finance Authority Revenue, Future Tax Secured,
Fiscal 2010, Subordinate, Series A, Sub Series A-1, 5.00%, 5/01/22	10,000,000	11,494,800
Fiscal 2011, Subordinate, Refunding, Series E, 4.50%, 11/01/19	10,000,000	11,410,300
Fiscal 2012, Subordinate, Series E, Sub Series E-1, 5.00%, 2/01/23	5,000,000	6,002,200
New York City Recovery, Fiscal 2003, Sub Series 13, 5.00%, 11/01/22	6,800,000	8,284,916
Subordinate, Refunding, Series B, 5.00%, 11/01/22	85,000	92,581
Subordinate, Refunding, Series B, 5.00%, 11/01/23	3,170,000	3,452,035
Subordinate, Refunding, Series C, 4.00%, 11/01/17	10,000,000	10,836,200
Subordinate, Series B, Pre-Refunded, 5.00%, 11/01/22	75,000	81,598
Subordinate, Series B, Pre-Refunded, 5.00%, 11/01/23	6,265,000	6,816,132
New York City Trust for Cultural Resources Revenue,
Museum of Modern Art, Refunding, Series One-A, 5.00%, 10/01/17	5,000,000	5,529,400
Whitney Museum of American Art, 5.00%, 7/01/21	9,760,000	11,462,730
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, AMBAC Insured,
5.00%, 11/15/20	5,775,000	5,936,238
New York State Dormitory Authority Lease Revenue,
Master Boces Program, Delaware Chenango Madison Otsego Board of Cooperative Educational
Services Issue, XLCA Insured, 5.00%, 8/15/21	5,340,000	5,826,474
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%,
5/15/26	8,000,000	9,526,000
New York State Dormitory Authority Revenues,
Department of Health, Refunding, 5.25%, 7/01/16	500,000	511,485
Department of Health, Refunding, 5.25%, 7/01/17	5,000,000	5,019,200
Department of Health, Refunding, 5.00%, 7/01/19	3,740,000	3,790,490
Department of Health, Refunding, Sub Series 2, NATL Insured, 5.00%, 7/01/18	5,000,000	5,018,100
Hospital Insured Mortgage, Series A, AGMC Insured, 5.25%, 8/15/15	300,000	301,191
Memorial Sloan-Kettering Cancer Center, Series C, NATL Insured, 5.50%, 7/01/23	9,450,000	11,638,620
Mortgage Hospital, Montefiore Medical Center, NATL Insured, 5.00%, 2/01/18	2,975,000	2,986,097
New York University, Series 1, AMBAC Insured, 5.50%, 7/01/18	500,000	570,435

franklintempleton.com	Semiannual Report | 15

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

	Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
		Principal
		Amount	Value
	Municipal Bonds (continued)
	New York (continued)
	New York State Dormitory Authority Revenues, (continued)
Non	-State Supported Debt, Bishop Henry B. Hucles Nursing Home Inc., 5.00%, 7/01/24	$4,765,000	$5,034,937
Non	-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Refunding, Series 1, 5.00%,
	7/01/23	1,250,000	1,504,700
	Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Refunding,
	NATL Insured, 5.00%, 7/01/19	2,500,000	2,721,950
	Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Refunding,
	NATL Insured, 5.00%, 7/01/20	3,670,000	3,994,942
	Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Series A,
	5.00%, 7/01/19	1,500,000	1,701,180
	Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Series A,
	5.00%, 7/01/21	3,000,000	3,455,580
	Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York
	City Issue, Refunding, Series A, 3.375%, 5/15/21	1,980,000	2,120,738
	Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York
	City Issue, Refunding, Series A, 3.50%, 5/15/22	2,000,000	2,127,140
	Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York
	City Issue, Refunding, Series A, 3.625%, 5/15/23	2,000,000	2,128,180
	Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York
	City Issue, Refunding, Series A, 3.75%, 5/15/24	2,000,000	2,128,240
	Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York
	City Issue, Series 1, 4.00%, 1/15/21	13,510,000	14,859,514
	Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York
	City Issue, Series 2, Sub Series 2-2, 5.00%, 1/15/21	6,675,000	7,367,198
Non	-State Supported Debt, New York University Hospitals Center, Refunding, 5.00%, 7/01/21	3,000,000	3,554,790
Non	-State Supported Debt, New York University Hospitals Center, Refunding, 5.00%, 7/01/26	1,000,000	1,198,780
Non	-State Supported Debt, New York University, Series A, 5.00%, 7/01/23	7,400,000	8,573,418
Non	-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%, 7/01/23	2,000,000	2,192,100
	Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series A,
	5.00%, 5/01/23	2,000,000	2,161,920
	Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series E,
	5.00%, 5/01/19	5,000,000	5,676,900
	Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series E,
	5.00%, 5/01/20	11,695,000	13,268,445
Non	-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/16	2,910,000	3,073,367
Non	-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/17	2,825,000	3,067,894
Non	-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/19	1,250,000	1,407,800
Non	-State Supported Debt, Rochester Institute of Technology, Refunding, 5.00%, 7/01/24	2,750,000	3,267,000
Non	-State Supported Debt, Rochester Institute of Technology, Refunding, 4.00%, 7/01/26	4,000,000	4,345,440
	Non-State Supported Debt, School District Bond Financing Program, Series C, Assured Guaranty,
	7.25%, 10/01/28	7,615,000	9,160,845
Non	-State Supported Debt, School Districts Bond Financing Program, Series A, 5.00%,
	10/01/24	7,055,000	8,390,018
	Non-State Supported Debt, School Districts Bond Financing Program, Series A, AGMC Insured,
	5.00%, 10/01/23	6,425,000	7,705,888
	Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A,
	AGMC Insured, 5.00%, 10/01/18	7,495,000	8,499,855
	Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A,
	AGMC Insured, 5.00%, 10/01/19	4,000,000	4,638,400

16 | Semiannual Report

franklintempleton.com

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A,
AGMC Insured, 5.00%, 10/01/23	$14,280,000	$16,693,034
Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A,
Assured Guaranty, 5.00%, 10/01/24	5,000,000	5,764,900
Non-State Supported Debt, St. John’s University, Series A, NATL Insured, 5.00%, 7/01/24	1,000,000	1,087,380
Non-State Supported Debt, Student Housing Corp., NATL Insured, 5.25%, 7/01/22	1,250,000	1,429,225
Non-State Supported Debt, University of Rochester, Series A-1, 5.00%, 7/01/22	500,000	537,300
Non-State Supported Debt, Upstate Community Colleges, Refunding, Series B, NATL Insured,
5.50%, 7/01/22	10,000,000	12,296,200
Non-State Supported Debt, Wyckoff Heights Medical Center, Refunding, 5.00%, 2/15/21	1,000,000	1,184,110
Secondarily Insured, City University, Consolidated Fifth General Resources, Refunding, Series B,
BHAC Insured, 5.00%, 7/01/21	10,160,000	11,440,160
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A,
NATL Insured, 5.50%, 7/01/22	9,240,000	11,488,184
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, NATL Insured,
5.00%, 7/01/21	1,980,000	2,087,573
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, NATL Insured,
5.00%, 7/01/22	1,730,000	1,823,334
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/19	5,405,000	6,086,354
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/20	3,460,000	3,893,711
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/21	5,400,000	6,075,000
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/19	65,000	73,840
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/20	40,000	45,440
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/21	75,000	85,200
State Supported Debt, State University Educational Facilities Issue, Third General Resolution,
Refunding, Series A, NATL Insured, 5.50%, 5/15/21	7,000,000	8,538,950
State Supported Debt, State University Educational Facilities Issue, Third General Resolution,
Refunding, Series A, NATL Insured, 5.50%, 5/15/24	7,790,000	9,902,882
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Refunding, Series A, 5.00%, 2/15/25	8,000,000	9,752,080
Refunding, Series A, 5.00%, 2/15/21	7,120,000	8,329,047
Refunding, Series A, 5.00%, 3/15/26	15,000,000	18,523,350
Series A, Pre-Refunded, 5.00%, 2/15/21	15,000	17,601
New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue,
Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution,
Series A, 5.00%, 6/15/26	5,545,000	6,773,717
New York State Environmental Facilities Corp. State Personal Income Tax Revenue, Series A, 5.00%,
12/15/21	1,115,000	1,277,467
New York State GO,
Series A, 5.00%, 3/15/26	5,195,000	6,535,050
Series E, 3.25%, 12/15/26	10,520,000	11,136,367
New York State Local Government Assistance Corp. Revenue,
Refunding, Series E, FGIC Insured, 5.00%, 4/01/21	7,840,000	9,190,048
senior lien, Refunding, Series B-C/D, 5.00%, 4/01/20	5,000,000	5,732,550

franklintempleton.com

Semiannual Report | 17

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Municipal Bond Bank Agency Revenue, Series C, Sub Series C1, Assured Guaranty,
5.00%,
2/15/20	$5,705,000	$6,664,923
2/15/21	5,790,000	6,743,497
2/15/22	4,615,000	5,314,034
New York State Thruway Authority General Revenue,
Refunding, Series K, 5.00%, 1/01/28	10,000,000	11,911,400
Refunding, Series K, 5.00%, 1/01/29	10,000,000	11,789,700
Series I, 5.00%, 1/01/25	5,000,000	5,900,350
New York State Thruway Authority Highway and Bridge Trust Fund Revenue, Second General,
Refunding, Series B, AMBAC Insured, 5.00%, 4/01/21	4,330,000	4,432,664
Series B, 5.00%, 4/01/18	5,000,000	5,539,950
Series B, AMBAC Insured, Pre-Refunded, 5.00%, 4/01/21	670,000	685,819
New York State Thruway Authority Revenue, Local Highway and Bridge Service Contract, Refunding,
5.00%, 4/01/20	5,000,000	5,802,750
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
Series A, 5.00%, 4/01/23	5,000,000	5,846,950
Series B, 5.00%, 4/01/21	5,000,000	5,734,650
New York State Thruway Authority State Personal Income Tax Revenue, Transportation, Series A,
5.00%,
3/15/21	10,000,000	11,424,200
3/15/26	5,000,000	5,883,500
New York State Urban Development Corp. Revenue,
Refunding, Series D, Assured Guaranty, 5.50%, 1/01/19	10,000,000	11,581,600
Service Contract, Refunding, Series A, Sub Series A-2, 5.00%, 1/01/22	7,650,000	8,841,182
Service Contract, Refunding, Series C, 5.00%, 1/01/22	7,410,000	8,336,028
State Personal Income Tax, Economic Development and Housing, Series A, Sub Series A-1,
5.00%, 12/15/22	1,500,000	1,717,980
State Personal Income Tax, Economic Development and Housing, Series A, Sub Series A-1,
5.00%, 12/15/23	2,500,000	2,862,325
State Personal Income Tax, Series E, 5.00%, 3/15/22	5,000,000	6,028,750
Niagara Falls Bridge Commission Toll Revenue, Bridge System, Series A, Assured Guaranty, 4.00%,
10/01/19	13,775,000	14,885,816
Niagara Falls Public Water Authority Water and Sewer System Revenue, Series A, BAM Insured,
5.00%, 7/15/29	7,060,000	8,044,093
Port Authority of New York and New Jersey Revenue, Consolidated, One Hundred Eighty-Fourth
Series, Refunding, 5.00%,
9/01/25	2,655,000	3,281,235
9/01/28	3,250,000	3,915,438
St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University Project, Series A, 5.00%,
10/01/16	12,000,000	12,787,440
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project,
Refunding, 5.00%, 7/01/28	12,000,000	13,546,320
Suffolk County GO, Refunding,
AGMC Insured, 5.00%, 2/01/23	5,045,000	6,047,492
Series A, 5.00%, 4/01/19	3,435,000	3,908,480
Series A, 5.00%, 4/01/20	2,240,000	2,528,333
Series B, AGMC Insured, 5.25%, 5/01/15	100,000	100,418

18 | Semiannual Report

franklintempleton.com

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
New York (continued)
Syracuse GO, Public Improvement, Refunding, Series B, Assured Guaranty, 4.00%,
4/15/16	$1,440,000	$1,493,582
4/15/18	1,050,000	1,141,581
Triborough Bridge and Tunnel Authority Revenues,
General, Refunding, Series A, 5.00%, 1/01/27	10,000,000	11,800,700
Refunding, Sub Series A, BAM Insured, 5.00%, 11/15/24	10,710,000	12,927,720
Ulster County GO, Public Improvement, Refunding, 5.00%,
11/15/24	2,600,000	3,126,916
11/15/28	2,995,000	3,554,676
Western Nassau County Water Authority Water System Revenue, AMBAC Insured, 5.00%, 5/01/19	1,525,000	1,530,200
Yonkers GO, Series A, AGMC Insured, 5.00%, 10/01/24	1,000,000	1,154,190
Total Municipal Bonds (Cost $967,127,782) 98.3%		1,037,228,701
Other Assets, less Liabilities 1.7%		18,372,906
Net Assets 100.0%		$1,055,601,607

See Abbreviations on page 28.
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FRANKLIN NEW YORK TAX-FREE TRUST

Financial Statements

Statement of Assets and Liabilities
March 31, 2015 (unaudited)

Franklin New York Intermediate-Term Tax-Free Income Fund

Assets:
Investments in securities:
Cost	$967,127,782
Value	$1,037,228,701
Cash	7,255,287
Receivables:
Capital shares sold	1,066,594
Interest	12,948,514
Other assets	630
Total assets	1,058,499,726
Liabilities:
Payables:
Capital shares redeemed	1,628,647
Management fees	416,243
Distribution fees	254,702
Transfer agent fees	209,312
Distributions to shareholders	340,222
Accrued expenses and other liabilities	48,993
Total liabilities	2,898,119
Net assets, at value	$1,055,601,607
Net assets consist of:
Paid-in capital	$994,458,192
Undistributed net investment income	626,853
Net unrealized appreciation (depreciation)	70,100,919
Accumulated net realized gain (loss)	(9,584,357)
Net assets, at value	$1,055,601,607
Class A:
Net assets, at value	$534,356,678
Shares outstanding	45,235,338
Net asset value per share[a]	$11.81
Maximum offering price per share (net asset value per share ÷ 97.75%)	$12.08
Class C:
Net assets, at value	$160,861,265
Shares outstanding	13,577,399
Net asset value and maximum offering price per share[a]	$11.85
Advisor Class:
Net assets, at value	$360,383,664
Shares outstanding	30,434,985
Net asset value and maximum offering price per share	$11.84

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable
20 | Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN NEW YORK TAX-FREE TRUST
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended March 31, 2015 (unaudited)

Franklin New York Intermediate-Term Tax-Free Income Fund

Investment income:
Interest	$17,284,434
Expenses:
Management fees (Note 3a)	2,451,822
Distribution fees: (Note 3c)
Class A	265,062
Class C	512,089
Transfer agent fees: (Note 3e)
Class A	152,755
Class C	45,411
Advisor Class	97,369
Custodian fees	4,378
Reports to shareholders	23,069
Registration and filing fees	18,684
Professional fees	22,373
Trustees’ fees and expenses	22,951
Other	35,715
Total expenses	3,651,678
Net investment income	13,632,756
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(3,401)
Net change in unrealized appreciation (depreciation) on investments	5,954,924
Net realized and unrealized gain (loss)	5,951,523
Net increase (decrease) in net assets resulting from operations	$19,584,279

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 21

FRANKLIN NEW YORK TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin New York Intermediate-Term Tax-Free Income Fund

	Six Months Ended
	March 31, 2015	Year Ended
	(unaudited)	September 30, 2014
Increase (decrease) in net assets:
Operations:
Net investment income	$13,632,756	$26,549,747
Net realized gain (loss) from investments	(3,401)	1,411,000
Net change in unrealized appreciation (depreciation) on investments	5,954,924	26,164,295
Net increase (decrease) in net assets resulting from operations	19,584,279	54,125,042
Distributions to shareholders from:
Net investment income:
Class A	(7,154,530)	(16,888,889)
Class C	(1,673,556)	(3,465,938)
Advisor Class	(4,710,930)	(6,194,689)
Total distributions to shareholders	(13,539,016)	(26,549,516)
Capital share transactions: (Note 2)
Class A	9,062,982	(94,585,193)
Class C	6,660,626	(2,224,188)
Advisor Class	45,253,757	128,064,218
Total capital share transactions	60,977,365	31,254,837
Net increase (decrease) in net assets	67,022,628	58,830,363
Net assets:
Beginning of period	988,578,979	929,748,616
End of period	$1,055,601,607	$988,578,979
Undistributed net investment income included in net assets:
End of period	$626,853	$533,113

22 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN NEW YORK TAX-FREE TRUST

Notes to Financial Statements (unaudited)

Franklin New York Intermediate-Term Tax-Free Income Fund

1. Organization and Significant Accounting Policies

Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of one fund, Franklin New York Intermediate-Term Tax-Free Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers three classes of shares: Class A, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading . Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of March 31, 2015, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

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FRANKLIN NEW YORK TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)

1. Organization and Significant Accounting Policies

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Fund are insured by either a new issue insurance policy, a portfolio insurance policy, or a secondary insurance policy. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There is no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At March 31, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	March 31, 2015		September 30, 2014
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	3,563,206	$42,067,029	10,497,210	$120,600,428
Shares issued in reinvestment of distributions	541,124	6,395,934	1,321,346	15,275,259
Shares redeemed	(3,338,026)	(39,399,981)	(19,931,017)	(230,460,880)
Net increase (decrease)	766,304	$9,062,982	(8,112,461)	$(94,585,193)

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		FRANKLIN NEW YORK TAX-FREE TRUST
	NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)

	Six Months Ended		Year Ended
	March 31, 2015		September 30, 2014
	Shares	Amount	Shares	Amount

Class C Shares:
Shares sold	1,336,630	$15,812,768	2,456,514	$28,414,825
Shares issued in reinvestment of distributions	113,590	1,346,357	241,245	2,797,475
Shares redeemed	(887,577)	(10,498,499)	(2,901,803)	(33,436,488)
Net increase (decrease)	562,643	$6,660,626	(204,044)	$(2,224,188)
Advisor Class Shares:
Shares sold	5,408,742	$63,927,589	15,510,636	$180,349,777
Shares issued in reinvestment of distributions	322,244	3,818,226	403,878	4,691,287
Shares redeemed	(1,898,295)	(22,492,058)	(4,951,501)	(56,976,846)
Net increase (decrease)	3,832,691	$45,253,757	10,963,013	$128,064,218

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of each of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

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FRANKLIN NEW YORK TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)

3. Transactions with Affiliates (continued)

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.10%
Class C	0.65%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$30,806
CDSC retained	$15,778

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended March 31, 2015, the Fund paid transfer agent fees of $295,535, of which $66,400 was retained by Investor Services.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At September 30, 2014, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:
2015	$1,070,408
2016	1,391,438
2017	1,199,413
2018	1,069,047
Capital loss carryforwards not subject to expiration:
Short term	4,395,725
Long term	454,925
Total capital loss carryforwards	$9,580,956

26 | Semiannual Report		franklintempleton.com

FRANKLIN NEW YORK TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)

At March 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$967,065,376

Unrealized appreciation	$70,337,344
Unrealized depreciation	(174,019)
Net unrealized appreciation (depreciation)	$70,163,325

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2015, aggregated $83,526,601 and $21,170,000, respectively.

6. Concentration of Risk

The Fund invests a large percentage of its total assets in obligations of issuers within New York. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

7. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended March 31, 2015, the Fund did not use the Global Credit Facility.

8. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

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FRANKLIN NEW YORK TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)

8. Fair Value Measurements (continued)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At March 31, 2015, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

9. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Selected Portfolio
AGMC	Assured Guaranty Municipal Corp.	HDC	Housing Development Corp.
AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority/Agency
BAM	Build America Mutual Assurance Co.	IDAR	Industrial Development Authority Revenue
BHAC	Berkshire Hathaway Assurance Corp.	IDC	Industrial Development Corp.
CIFG	CDC IXIS Financial Guaranty	MFHR	Multi-Family Housing Revenue
EDC	Economic Development Corp.	MTA	Metropolitan Transit Authority
FGIC	Financial Guaranty Insurance Co.	NATL	National Public Financial Guarantee Corp.
GO	General Obligation	XLCA	XL Capital Assurance

28 | Semiannual Report

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FRANKLIN NEW YORK TAX-FREE TRUST

FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

Shareholder Information

Board Review of Investment Management Agreement

At a meeting held February 24, 2015, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for Franklin New York Intermediate-Term Tax-Free Income Fund (Fund). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, pricing, and other services provided by the Investment Manager (Manager) and its affiliates, as well as marketing support payments made to financial intermediaries. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper report compared the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments (FTI) from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the FTI organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager. The Board also received a report on all marketing support payments made by FTI to financial intermediaries during the past year.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of shares of different funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continual efforts and expenditures in establishing effective business continuity plans and developing strategies to address cybersecurity threats. Additionally, the Board noted the Manager’s continued attention to pricing and valuation issues, particularly with respect to complex securities. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continual enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continual monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The Board

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FRANKLIN NEW YORK TAX-FREE TRUST

FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

SHAREHOLDER INFORMATION

Board Review of Investment Management

Agreement (continued) also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by FTI to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its continued subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper report furnished for the agreement renewal. The Lipper report for this Fund showed the investment performance of its Class A shares during 2014 and the previous 10-year period ended December 31, 2014, in comparison with a performance universe consisting of all retail and institutional New York intermediate municipal debt funds as selected by Lipper. The Lipper report showed the Fund’s income return for 2014 to be in the second-highest quintile of its performance universe, and on an annualized basis to be in the second-highest quintile of such universe for the previous three-, five- and 10-year periods. The Lipper report showed the Fund’s total return in 2014 to be in the highest performing quintile of its performance universe, and on an annualized basis to be in the highest performing quintile of such universe for each of the previous three-, five- and 10-year periods. The Board found the Fund’s performance as shown in the Lipper report to be satisfactory, noting its income oriented objective.

COMPARATIVE EXPENSES. Consideration was given to the management fees and total expense ratio of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratio of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of the contractual investment management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares for funds having multiple share classes. The results of such Lipper expense comparisons showed that both the contractual investment management fee rate of the Fund and its total expense ratio were below the median of its Lipper expense group. The Board was satisfied with the expenses of the Fund in comparison to its Lipper expense group.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2014, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, the Board recognized that allocation methodologies are inherently subjective and various allocation methodologies may be reasonable while producing different results. In this respect, the Board noted that while management continually makes refinements to its methodologies in response to organizational and product related changes, the overall approach as defined by the primary drivers and activity measurements has remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally, the Fund’s independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies to be used solely by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management.

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FRANKLIN NEW YORK TAX-FREE TRUST

FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

SHAREHOLDER INFORMATION

The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appeared as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such fund. The Board noted that the investment management agreement for the Fund provides for fee breakpoints continuing beyond its existing asset size so that as the Fund grows in size, its effective management fee rate declines. The Board believed that to the extent economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement for the Fund provided for a sharing of benefits with the Fund and its shareholders as the Fund grows.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

franklintempleton.com

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.             N/A

Item 5. Audit Committee of Listed Registrants.              N/A

Item 6. Schedule of Investments.                            N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                     N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                                     N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.              N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 27, 2015

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  May 27, 2015